Share-Based Compensation - Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average fair value per option granted	$ 5.2130
Weighted average exercise price	$ 2.47
Risk-free interest rate	2.83%	[1]
Expected term (in year)	10 years	[2]
Expected volatility	55.00%	[3]
Dividend yield	0.00%	[4]

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
[2]	The expected term is the contract life of the option.
[3]	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
[4]	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.